Tax (Details 3) (CHF)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net deferred tax assets (CHF million)
Deferred tax assets	7,102,000,000	8,939,000,000
Net operating loss carry-forwards	5,181,000,000	7,294,000,000
Deferred tax liabilities	130,000,000	429,000,000
Deferred Tax Assets (Liabilities), Net	6,972,000,000	8,510,000,000	9,005,000,000
Net deferred tax assets change	(1,538,000,000)	(495,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	211,000,000	37,000,000
Accumulated undistributed earnings from foreign subsidiaries	7,300,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000
Bank
Net deferred tax assets (CHF million)
Deferred tax assets	7,094,000,000	8,843,000,000
Net operating loss carry-forwards	5,177,000,000	7,291,000,000
Deferred tax liabilities	103,000,000	282,000,000
Deferred Tax Assets (Liabilities), Net	6,991,000,000	8,561,000,000	9,020,000,000
Net deferred tax assets change	(1,570,000,000)	(459,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	213,000,000	30,000,000
Accumulated undistributed earnings from foreign subsidiaries	6,800,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000